VARIABLE INTEREST ENTITY - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
VARIABLE INTEREST ENTITY
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	0.30%	0.20%	0.60%
VIEs account on total assets	5.30%	3.00%
VIEs account on total liabilities	45.20%	51.80%